Financing Agreements - Credit Facilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012
Line of Credit Facility [Line Items]
Capacity	$ 9,363.9		$ 12,628.3
Utilization	7,389.1		8,191.3
Unused Commitment	1,969.5		2,782.4
Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	8,846.2		8,946.2
Utilization	6,876.7
Unused Commitment	1,969.5
Unsecured and Uncommitted
Line of Credit Facility [Line Items]
Capacity	242.7		3,407.1
Utilization	242.7
Secured Debt
Line of Credit Facility [Line Items]
Capacity	275.0		275.0
Utilization	269.7
ING U.S., Inc.
Line of Credit Facility [Line Items]
Capacity			3,500.0	[1]
Utilization			1,953.8	[1]
Unused Commitment			1,546.2	[1]
ING U.S., Inc. | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	3,500.0	[2]
Utilization	2,578.7	[2]
Unused Commitment	921.3	[2]
ING U.S., Inc. / Security Life of Denver International Limited, Roaring River LLC
Line of Credit Facility [Line Items]
Capacity			1,605.0	[1]
Utilization			30.1	[1]
Unused Commitment			0	[1]
ING U.S., Inc. / Security Life of Denver International Limited, Roaring River LLC | Unsecured and Uncommitted
Line of Credit Facility [Line Items]
Capacity	15.0	[2],[3]
Utilization	15.0	[2],[3]
SLDI
Line of Credit Facility [Line Items]
Capacity			1,500.0	[1]
Utilization			1,500.0	[1]
Unused Commitment			0	[1]
ING U.S., Inc. / Security Life of Denver International Limited
Line of Credit Facility [Line Items]
Capacity			750.0
Utilization			750.0
Unused Commitment			0
ING U.S., Inc. / Security Life of Denver International Limited | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	750.0
Utilization	750.0
ING U.S., Inc. / Security Life of Denver International Limited
Line of Credit Facility [Line Items]
Capacity			750.0
Utilization			750.0
Unused Commitment			0
Security Life of Denver International Limited
Line of Credit Facility [Line Items]
Capacity			825.0	[1]
Utilization			825.0	[1]
Unused Commitment			0	[1]
Security Life of Denver International Limited | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	825.0	[2],[4]
Utilization	825.0	[2],[4]
ING U.S., Inc. / Security Life of Denver International Limited
Line of Credit Facility [Line Items]
Capacity			500.0
Utilization			500.0
Unused Commitment			0
ING U.S., Inc. / Security Life of Denver International Limited | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	1,150.0
Utilization	1,150.0
ING U.S., Inc. / Security Life of Denver International Limited
Line of Credit Facility [Line Items]
Capacity			300.0	[5]
Utilization			225.6	[5]
Unused Commitment			0	[5]
ING U.S., Inc. / Security Life of Denver International Limited | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	300.0
Utilization	225.6
ING U.S., Inc. / Security Life of Denver International Limited | Unsecured and Uncommitted
Line of Credit Facility [Line Items]
Capacity	225.6	[2],[3],[4]
Utilization	225.6	[2],[3],[4]
ReliaStar Life Insurance Company
Line of Credit Facility [Line Items]
Capacity			265.0
Utilization			265.0
Unused Commitment			0
ReliaStar Life Insurance Company | Committed and Conditional
Line of Credit Facility [Line Items]
Capacity	265.0
Utilization	265.0
ING U.S., Inc. / Security Life of Denver International Limited
Line of Credit Facility [Line Items]
Capacity			475.0
Utilization			475.0
Unused Commitment			0
ING U.S., Inc. / Security Life of Denver International Limited | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	475.0
Utilization	475.0
ING U.S., Inc.
Line of Credit Facility [Line Items]
Capacity			2.1
Utilization			2.1
Unused Commitment			0
ING U.S., Inc. | Unsecured and Uncommitted
Line of Credit Facility [Line Items]
Capacity	2.1
Utilization	2.1
ING U.S., Inc.
Line of Credit Facility [Line Items]
Capacity			10.0
Utilization			4.7
Unused Commitment			0
ING U.S., Inc. | Secured and Uncommitted
Line of Credit Facility [Line Items]
Capacity	10.0
Utilization	4.7
ING U.S., Inc. / Roaring River III LLC
Line of Credit Facility [Line Items]
Capacity			1,151.2
Utilization			445.0
Unused Commitment			706.2
ING U.S., Inc. / Roaring River III LLC | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	1,151.2
Utilization	548.0
Unused Commitment	603.2
ING U.S., Inc. / Roaring River II LLC
Line of Credit Facility [Line Items]
Capacity			995.0
Utilization			465.0
Unused Commitment			530.0
ING U.S., Inc. / Roaring River II LLC | Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity	995.0
Utilization	550.0
Unused Commitment	445.0
Secured Debt
Line of Credit Facility [Line Items]
Capacity			275.0
Utilization			269.7
Unused Commitment			0
Unsecured and Uncommitted
Line of Credit Facility [Line Items]
Capacity			3,407.1
Utilization			1,757.8
Unused Commitment			0
Unsecured and Committed
Line of Credit Facility [Line Items]
Capacity			8,946.2
Utilization			6,163.8
Unused Commitment			2,782.4
ING Bank
Line of Credit Facility [Line Items]
Capacity	1,315.6		4,480.0
Utilization	1,249.8		2,720.2
Unused Commitment	$ 65.8		$ 110.4

[1]	Refer to the Related Party Transactions note to these Consolidated Financial Statements for information.
[2]	Refer to the Related Party Transactions Note to these Condensed Consolidated Financial Statements for additional information.
[3]	Facilities matured as of the date stated above. Each LOC issued prior to the facility expiring remains outstanding until its stated expiry date.
[4]	Effective October 30, 2013, Security Life of Denver International Limited ("SLDI") completed a $1.125 billion letter of credit facility which replaced these facilities. The new facility provides $1.125 billion of capacity on a committed basis until October 29, 2020.
[5]	This facility was amended on October 4, 2012 to extend the availability to issue LOCs until June 30, 2013.